UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of Registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

March 31, 2011

Semi-Annual

Repor t

Legg Mason BW

Diversified

Large Cap

Value Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason BW Diversified Large Cap Value Fund

Fund objective

The Fund seeks long-term capital appreciation.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Diversified Large Cap Value Fund for the six-month reporting period ended March 31, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

April 29, 2011

Legg Mason BW Diversified Large Cap Value Fund	III

Investment commentary

Economic review

While economic reports remained mixed, the U.S. economy continued to expand over the six months ended March 31, 2011. During the fourth quarter of 2010, fears regarding moderating economic growth were replaced with optimism for a strengthening economy in 2011. With investor sentiment improving, U.S. equities moved sharply higher from December 2010 through March 2011. All told, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

Although the U.S. Department of Commerce continued to report positive U.S. gross domestic product (“GDP”)i growth, the expansion has moderated since peaking at 5.0% in the fourth quarter of 2009. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s solid growth at the end of 2009. However, the economy grew at a more modest pace in 2010. According to the Commerce Department, GDP growth was 3.7%, 1.7%, 2.6% and 3.1% during the first, second, third and fourth quarters of 2010, respectively. For calendar 2010 as a whole, the economy expanded 2.9%. Based on the Commerce Department’s advance estimate, first quarter 2011 GDP growth was 1.8%. This moderation in growth was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given rising oil and food prices.

Turning to the job market, the unemployment rate moved lower during the last four months of the reporting period, though it remained elevated. The rate fell to 8.9% in February, marking the first time the unemployment rate was below 9.0% since April 2009. Unemployment then ticked downward to 8.8% in March. This favorable trend, however, did not mean that all was well in the labor market. The U.S. Department of Labor reported in March 2011 that approximately 13.5 million Americans looking for work have yet to find a job, and roughly 45% of these individuals have been out of work for more than six months. In addition, while the Federal Reserve Board (“Fed”)ii believes that unemployment will continue to decline, it projects that it will remain relatively high, between 7.5% and 8.0% at the end of 2012.

The long-ailing housing market continued to show some signs of strains during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. However, this proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. According to the National Association of Realtors (“NAR”), existing-home sales increased 3.4% in January 2011. However, home sales then declined a sharp 8.9% in February, before increasing 3.7% in March. At the end of March, the inventory of unsold homes was an 8.4 month supply at the current sales level, versus an 8.5 month supply in February. Despite the uptick in sales during March, existing-home prices remained disappointingly low, with the NAR reporting that the median existing-home price for all housing types was $159,600 in March 2011, down 5.9% from March 2010.

The manufacturing sector was one area of the economy that remained relatively strong during the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector has grown twenty consecutive months since it began expanding in August 2009. After reaching a six-year peak of 60.4 in March 2010 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an

IV	Legg Mason BW Diversified Large Cap Value Fund

Investment commentary (cont’d)

expansion), PMI data indicated somewhat more modest growth during the next nine months. However, in January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. There was further strengthening in February, with a reading of 61.4. While the reading moderated somewhat to 61.2 in March, fifteen of eighteen industries tracked by the Institute for Supply Management expanded during that month.

Financial market overview

The financial markets were largely characterized by healthy investor risk appetite and solid results by stocks and lower-quality bonds during the first month of the reporting period. The markets then experienced a sharp sell-off in mid-November 2010 and again in mid-February and mid-March 2011. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary as risk aversion was generally replaced with solid demand for riskier assets.

Due to signs that certain areas of the economy were moderating in the middle of 2010 (prior to the beginning of the reporting period), the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced an ongoing program that calls for using the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities.

In addition, the Fed remained cautious throughout the reporting period given pockets of weakness in the economy. At its meeting in September 2010, the Fed said, “The Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery. . . .” This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

The Fed then took additional action in early November 2010. Citing that “the pace of recovery in output and employment continues to be slow,” the Fed announced another round of quantitative easing to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. This, coupled with the Fed’s previously announced program to use the proceeds of expiring securities to purchase Treasuries, means it could buy a total of $850 billion to $900 billion of Treasury securities by the end of June 2011. At its meeting in April 2011, the Fed said it “continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels for the federal funds rateiv for an extended period.” The Fed also stated that it would end its program of purchasing $600 billion of Treasury securities on schedule at the end of June.

Equity market review

U.S. stock prices, as measured by the S&P 500 Indexv (the “Index”), moved sharply higher during the six months ended March 31, 2011. Stocks rallied in October in the wake of the Fed indicating the possibility of another round of quantitative easing. After posting solid results in early November, the market weakened later in the month as financial troubles in Ireland resulted in a re-emergence of the European sovereign debt crisis. However, investor sentiment was buoyed in December by a two-year extension of the Bush-era tax cuts, and the Index gained 6.68% during the month. This momentum continued in January and February 2011, as the Index returned 2.37% and 3.43%, respectively.

Legg Mason BW Diversified Large Cap Value Fund	V

Despite geopolitical unrest in the Middle East and Libya, and the devastating earthquake and tsunami in Japan, the market demonstrated resiliency in March and generated a modest gain for the month. All told, the Index returned 17.31% over the six months ended March 31, 2011.

Looking at the U.S. stock market more closely, small- and mid-cap stocks generated the best returns during the six months ended March 31, 2011, with the small-cap Russell 2000 Indexvi and the Russell Midcap Indexvii gaining 25.48% and 21.70%, respectively. In contrast, the large-cap Russell 1000 Indexviii rose 18.13%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 19.33% and 18.09%, respectively.

Performance review

For the six months ended March 31, 2011, Class A shares of Legg Mason BW Diversified Large Cap Value Fund, excluding sales charges, returned 16.33%. The Fund’s unmanaged benchmark, the Russell 1000 Value Indexxi, returned 17.68% over the same time frame. The Lipper Large-Cap Value Funds Category Average1 returned 17.09% for the same period.

Performance Snapshot as of March 31, 2011 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW Diversified Large Cap Value Fund:
Class A	16.33%
Class C	15.86%
Class I	16.48%
Class IS	16.60%
Russell 1000 Value Index	17.68%
Lipper Large-Cap Value Funds Category Average	17.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated January 28, 2011, the gross total operating expense ratios for Class A, Class C, Class I and Class IS shares were 1.46%, 2.21%, 1.11% and 1.01%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 529 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Legg Mason BW Diversified Large Cap Value Fund

Investment commentary (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 2.05% for Class C shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the total annual operating expenses of Class IS shares will not exceed those of Class I shares. These expense limitation arrangements take into account brokerage commissions paid on purchases and sales of shares of exchange-traded funds. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

April 29, 2011

RISKS: Equity securities are subject to market fluctuations. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Legg Mason BW Diversified Large Cap Value Fund	VII

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board ("Fed") is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management's PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000

Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2011 and September 30, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2010 and held for the six months ended March 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	16.33%	$1,000.00	$1,163.30	1.30%	$7.01	Class A	5.00%	$1,000.00	$1,018.45	1.30%	$6.54
Class C	15.86	1,000.00	1,158.60	2.05	11.03	Class C	5.00	1,000.00	1,014.71	2.05	10.30
Class I	16.48	1,000.00	1,164.80	0.95	5.13	Class I	5.00	1,000.00	1,020.19	0.95	4.78
Class IS	16.60	1,000.00	1,166.00	0.85	4.59	Class IS	5.00	1,000.00	1,020.69	0.85	4.28

[1]	For the six months ended March 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (182), then divided by 365.

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2011

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Common Stocks — 98.8%
Consumer Discretionary — 11.6%
Diversified Consumer Services — 0.1%
H&R Block Inc.	7,300	$122,202
Hotels, Restaurants & Leisure — 2.8%
Carnival Corp.	35,000	1,342,600
Darden Restaurants Inc.	4,500	221,085
Hyatt Hotels Corp., Class A Shares	4,200	180,768	*
McDonald’s Corp.	24,900	1,894,641
Royal Caribbean Cruises Ltd.	6,900	284,694	*
Wyndham Worldwide Corp.	16,200	515,322
Total Hotels, Restaurants & Leisure		4,439,110
Household Durables — 0.4%
D.R. Horton Inc.	7,400	86,210
Lennar Corp., Class A Shares	4,100	74,292
Mohawk Industries Inc.	3,100	189,565	*
Toll Brothers Inc.	5,100	100,827	*
Tupperware Brands Corp.	1,900	113,449
Total Household Durables		564,343
Internet & Catalog Retail — 0.1%
Expedia Inc.	6,600	149,556
Leisure Equipment & Products — 0.4%
Hasbro Inc.	6,900	323,196
Mattel Inc.	9,400	234,342
Total Leisure Equipment & Products		557,538
Media — 5.2%
CBS Corp., Class B Shares	54,400	1,362,176
Comcast Corp., Class A Shares	87,900	2,172,888
DISH Network Corp., Class A Shares	10,500	255,780	*
News Corp., Class A Shares	69,000	1,211,640
Time Warner Inc.	47,700	1,702,890
Viacom Inc., Class B Shares	30,500	1,418,860
Total Media		8,124,234
Multiline Retail — 1.1%
Big Lots Inc.	1,800	78,174	*
Dollar Tree Inc.	2,900	161,008	*
J.C. Penney Co. Inc.	5,600	201,096
Kohl’s Corp.	7,700	408,408
Macy’s Inc.	26,400	640,464

See Notes to Financial Statements.

4	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Multiline Retail — continued
Nordstrom Inc.	5,300	$237,864
Total Multiline Retail		1,727,014
Specialty Retail — 1.3%
Advance Auto Parts Inc.	1,900	124,678
AutoZone Inc.	1,100	300,916	*
Foot Locker Inc.	3,600	70,992
GameStop Corp., Class A Shares	3,700	83,324	*
Guess? Inc.	2,200	86,570
Limited Brands Inc.	7,700	253,176
Ross Stores Inc.	3,800	270,256
Signet Jewelers Ltd.	2,200	101,244	*
TJX Cos. Inc.	13,700	681,301
Total Specialty Retail		1,972,457
Textiles, Apparel & Luxury Goods — 0.2%
V.F. Corp.	4,000	394,120
Total Consumer Discretionary		18,050,574
Consumer Staples — 10.9%
Beverages — 0.3%
Constellation Brands Inc., Class A Shares	7,100	143,988	*
Dr. Pepper Snapple Group Inc.	3,700	137,492
Molson Coors Brewing Co., Class B Shares	4,700	220,383
Total Beverages		501,863
Food & Staples Retailing — 4.3%
CVS Caremark Corp.	35,400	1,214,928
Kroger Co.	16,100	385,917
Wal-Mart Stores Inc.	81,800	4,257,690
Walgreen Co.	22,300	895,122
Total Food & Staples Retailing		6,753,657
Food Products — 1.8%
Archer-Daniels-Midland Co.	16,100	579,761
Corn Products International Inc.	2,900	150,278
General Mills Inc.	17,700	646,935
Hormel Foods Corp.	8,600	239,424
J.M. Smucker Co.	3,700	264,143
Kellogg Co.	8,500	458,830
Ralcorp Holdings Inc.	1,400	95,802	*
Smithfield Foods Inc.	3,900	93,834	*
Tyson Foods Inc., Class A Shares	8,900	170,791
Total Food Products		2,699,798

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	5

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Household Products — 1.0%
Clorox Co.	6,800	$476,476
Energizer Holdings Inc.	1,800	128,088	*
Kimberly-Clark Corp.	15,100	985,577
Total Household Products		1,590,141
Personal Products — 0.1%
Herbalife Ltd.	2,000	162,720
Tobacco — 3.4%
Altria Group Inc.	49,400	1,285,882
Lorillard Inc.	5,300	503,553
Philip Morris International Inc.	42,300	2,776,149
Reynolds American Inc.	19,300	685,729
Total Tobacco		5,251,313
Total Consumer Staples		16,959,492
Energy — 10.5%
Energy Equipment & Services — 0.5%
Nabors Industries Ltd.	6,900	209,622	*
Patterson-UTI Energy Inc.	3,400	99,926
Tidewater Inc.	1,200	71,820
Weatherford International Ltd.	18,600	420,360	*
Total Energy Equipment & Services		801,728
Oil, Gas & Consumable Fuels — 10.0%
Chevron Corp.	63,400	6,811,062
ConocoPhillips	50,200	4,008,972
Devon Energy Corp.	9,700	890,169
El Paso Corp.	64,800	1,166,400
Hess Corp.	8,200	698,722
Marathon Oil Corp.	17,900	954,249
Murphy Oil Corp.	3,100	227,602
Newfield Exploration Co.	3,300	250,833	*
Southern Union Co.	5,200	148,824
Valero Energy Corp.	14,200	423,444
Total Oil, Gas & Consumable Fuels		15,580,277
Total Energy		16,382,005
Exchange Traded Funds — 1.0%
iShares Trust — iShares Russell 1000 Value Index Fund	22,700	1,558,809
Financials — 18.9%
Capital Markets — 2.7%
Ameriprise Financial Inc.	6,300	384,804

See Notes to Financial Statements.

6	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Capital Markets — continued
Bank of New York Mellon Corp.	30,600	$914,022
Goldman Sachs Group Inc.	13,400	2,123,498
Raymond James Financial Inc.	5,400	206,496
State Street Corp.	11,900	534,786
Total Capital Markets		4,163,606
Commercial Banks — 3.4%
BOK Financial Corp.	1,800	93,024
CIT Group Inc.	4,700	199,985	*
City National Corp.	1,400	79,870
Commerce Bancshares Inc.	2,100	84,924
M&T Bank Corp.	2,800	247,716
U.S. Bancorp	45,300	1,197,279
Wells Fargo & Co.	110,400	3,499,680
Total Commercial Banks		5,402,478
Consumer Finance — 1.2%
American Express Co.	28,400	1,283,680
Capital One Financial Corp.	11,500	597,540
Total Consumer Finance		1,881,220
Diversified Financial Services — 4.0%
JPMorgan Chase & Co.	121,400	5,596,540
Leucadia National Corp.	5,800	217,732
Nasdaq OMX Group Inc.	5,100	131,784	*
Principal Financial Group Inc.	8,100	260,091
Total Diversified Financial Services		6,206,147
Insurance — 7.6%
ACE Ltd.	8,500	549,950
AFLAC Inc.	19,400	1,023,932
Alleghany Corp.	204	67,520	*
Allied World Assurance Co. Holdings Ltd.	1,200	75,228
Allstate Corp.	26,400	838,992
American Financial Group Inc.	7,300	255,646
Arch Capital Group Ltd.	4,000	396,760	*
Assurant Inc.	6,900	265,719
Axis Capital Holdings Ltd.	8,400	293,328
Chubb Corp.	21,000	1,287,510
Cincinnati Financial Corp.	6,400	209,920
Everest Re Group Ltd.	1,500	132,270
HCC Insurance Holdings Inc.	4,500	140,895

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	7

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Insurance — continued
Loews Corp.	29,600	$1,275,464
Markel Corp.	500	207,225	*
Progressive Corp.	40,600	857,878
Reinsurance Group of America Inc.	2,800	175,784
RenaissanceRe Holdings Ltd.	3,800	262,162
Torchmark Corp.	5,300	352,344
Travelers Cos. Inc.	25,500	1,516,740
Unum Group	32,600	855,750
Validus Holdings Ltd.	2,500	83,325
W.R. Berkley Corp.	5,800	186,818
White Mountains Insurance Group Ltd.	700	254,940
XL Group PLC	11,400	280,440
Total Insurance		11,846,540
Total Financials		29,499,991
Health Care — 13.3%
Biotechnology — 1.6%
Amgen Inc.	24,000	1,282,800	*
Biogen Idec Inc.	6,100	447,679	*
Gilead Sciences Inc.	19,000	806,360	*
Total Biotechnology		2,536,839
Health Care Equipment & Supplies — 2.2%
Baxter International Inc.	13,700	736,649
Becton, Dickinson & Co.	6,100	485,682
Covidien PLC	11,800	612,892
St. Jude Medical Inc.	8,300	425,458
Thermo Fisher Scientific Inc.	9,300	516,615	*
Zimmer Holdings Inc.	10,700	647,671	*
Total Health Care Equipment & Supplies		3,424,967
Health Care Providers & Services — 5.0%
Aetna Inc.	14,100	527,763
AmerisourceBergen Corp.	10,200	403,512
Cardinal Health Inc.	9,300	382,509
CIGNA Corp.	9,400	416,232
Community Health Systems Inc.	3,000	119,970	*
Coventry Health Care Inc.	4,900	156,261	*
Health Net Inc.	3,100	101,370	*
Humana Inc.	5,800	405,652	*
Kinetic Concepts Inc.	2,500	136,050	*
Laboratory Corporation of America Holdings	3,800	350,094	*

See Notes to Financial Statements.

8	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Health Care Providers & Services — continued
Lincare Holdings, Inc.	1,600	$47,456
McKesson Corp.	13,800	1,090,890
Mednax Inc.	600	39,966	*
Patterson Cos. Inc.	3,100	99,789
Quest Diagnostics Inc.	4,200	242,424
UnitedHealth Group Inc.	39,400	1,780,880
Universal Health Services Inc., Class B Shares	3,100	153,171
WellPoint Inc.	19,800	1,381,842
Total Health Care Providers & Services		7,835,831
Pharmaceuticals — 4.5%
Abbott Laboratories	29,300	1,437,165
Bristol-Myers Squibb Co.	56,600	1,495,938
Eli Lilly & Co.	26,200	921,454
Endo Pharmaceuticals Holdings Inc.	5,400	206,064	*
Forest Laboratories Inc.	15,000	484,500	*
Johnson & Johnson	39,800	2,358,150
Warner Chilcott PLC, Class A Shares	6,100	142,008
Total Pharmaceuticals		7,045,279
Total Health Care		20,842,916
Industrials — 10.1%
Aerospace & Defense — 1.1%
General Dynamics Corp.	12,600	964,656
Huntington Ingalls Industries Inc.	1,667	69,167	*
Northrop Grumman Corp.	10,000	627,100
Spirit AeroSystems Holdings Inc.	4,500	115,515	*
Total Aerospace & Defense		1,776,438
Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	2,600	109,096
Pitney Bowes Inc.	4,800	123,312
Total Commercial Services & Supplies		232,408
Construction & Engineering — 0.2%
KBR Inc.	4,000	151,080
Quanta Services Inc.	5,100	114,393	*
URS Corp.	1,900	87,495	*
Total Construction & Engineering		352,968
Industrial Conglomerates — 7.6%
3M Co.	17,000	1,589,500
General Electric Co.	357,300	7,163,865
Tyco International Ltd.	11,300	505,901

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	9

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Industrial Conglomerates — continued
United Technologies Corp.	31,500	$2,666,475
Total Industrial Conglomerates		11,925,741
Machinery — 0.5%
AGCO Corp.	3,000	164,910	*
Flowserve Corp.	1,900	244,720
ITT Industries Inc.	5,800	348,290
Terex Corp.	2,400	88,896	*
Total Machinery		846,816
Professional Services — 0.1%
Dun & Bradstreet Corp.	1,200	96,288
Road & Rail — 0.4%
Norfolk Southern Corp.	8,400	581,868
Total Industrials		15,812,527
Information Technology — 11.4%
Communications Equipment — 0.1%
Harris Corp.	4,100	203,360
Computers & Peripherals — 0.5%
Dell Inc.	45,400	658,754	*
Lexmark International Inc., Class A Shares	1,800	66,672	*
Total Computers & Peripherals		725,426
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics Inc.	5,500	230,340	*
Avnet Inc.	7,200	245,448	*
Corning Inc.	52,300	1,078,949
Ingram Micro Inc., Class A Shares	6,500	136,695	*
Molex Inc.	3,800	95,456
Total Electronic Equipment, Instruments & Components		1,786,888
Internet Software & Services — 0.1%
IAC/InterActiveCorp	6,700	206,963	*
IT Services — 3.5%
Alliance Data Systems Corp.	1,400	120,246	*
Fiserv Inc.	3,800	238,336	*
International Business Machines Corp.	29,200	4,761,644
Western Union Co.	15,400	319,858
Total IT Services		5,440,084
Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices Inc.	7,200	283,536
Applied Materials Inc.	31,900	498,278

See Notes to Financial Statements.

10	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Intel Corp.	124,400	$2,509,148
KLA-Tencor Corp.	4,000	189,480
Lam Research Corp.	3,000	169,980	*
MEMC Electronic Materials Inc.	5,400	69,984	*
Novellus Systems Inc.	2,100	77,973	*
Texas Instruments Inc.	30,000	1,036,800
Xilinx Inc.	6,200	203,360
Total Semiconductors & Semiconductor Equipment		5,038,539
Software — 2.9%
Activision Blizzard Inc.	26,900	295,093
Broadridge Financial Solutions Inc.	6,500	147,485
CA Inc.	25,400	614,172
Microsoft Corp.	135,300	3,431,208
Total Software		4,487,958
Total Information Technology		17,889,218
Materials — 2.8%
Chemicals — 1.6%
Albemarle Corp.	2,200	131,494
Ashland Inc.	1,900	109,744
E.I. du Pont de Nemours & Co.	20,400	1,121,388
Eastman Chemical Co.	1,900	188,708
FMC Corp.	4,300	365,199
International Flavors & Fragrances Inc.	2,500	155,750
Nalco Holding Co.	3,300	90,123
RPM International Inc.	6,000	142,380
Scotts Miracle-Gro Co., Class A Shares	1,500	86,775
Valspar Corp.	3,100	121,210
Total Chemicals		2,512,771
Containers & Packaging — 0.7%
Ball Corp.	9,400	336,990
Bemis Co. Inc.	2,600	85,306
Crown Holdings Inc.	4,800	185,184	*
Greif Inc., Class A Shares	1,500	98,115
Sealed Air Corp.	7,500	199,950
Sonoco Products Co.	3,000	108,690
Total Containers & Packaging		1,014,235
Metals & Mining — 0.1%
Reliance Steel & Aluminum Co.	2,400	138,672

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	11

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Paper & Forest Products — 0.4%
Domtar Corp.	1,200	$110,136
International Paper Co.	10,800	325,944
MeadWestvaco Corp.	8,100	245,673
Total Paper & Forest Products		681,753
Total Materials		4,347,431
Telecommunication Services — 3.7%
Diversified Telecommunication Services — 3.6%
AT&T Inc.	186,100	5,694,660
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	3,200	107,840
Total Telecommunication Services		5,802,500
Utilities — 4.6%
Electric Utilities — 2.0%
American Electric Power Co. Inc.	11,300	397,082
DPL Inc.	3,600	98,676
Duke Energy Corp.	38,800	704,220
Edison International	14,200	519,578
Exelon Corp.	10,600	437,144
Great Plains Energy Inc.	3,300	66,066
NextEra Energy Inc.	9,300	512,616
NV Energy Inc.	11,100	165,279
Pepco Holdings Inc.	5,500	102,575
Westar Energy Inc.	3,800	100,396
Total Electric Utilities		3,103,632
Gas Utilities — 0.3%
Atmos Energy Corp.	3,100	105,710
Energen Corp.	3,200	201,984
UGI Corp.	2,700	88,830
Total Gas Utilities		396,524
Independent Power Producers & Energy Traders — 0.1%
Calpine Corp.	10,800	171,396	*
Multi-Utilities — 2.1%
Alliant Energy Corp.	3,200	124,576
Ameren Corp.	5,800	162,806
Consolidated Edison Inc.	8,000	405,760
Dominion Resources Inc.	14,900	666,030
DTE Energy Co.	7,300	357,408
Integrys Energy Group Inc.	2,400	121,224

See Notes to Financial Statements.

12	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason BW Diversified Large Cap Value Fund

Security			Shares	Value
Multi-Utilities — continued
MDU Resources Group Inc.			4,500	$103,365
NiSource Inc.			6,700	128,506
OGE Energy Corp.			3,300	166,848
SCANA Corp.			3,100	122,047
Sempra Energy			5,700	304,950
TECO Energy Inc.			6,800	127,568
Wisconsin Energy Corp.			5,600	170,800
Xcel Energy Inc.			15,300	365,517
Total Multi-Utilities				3,327,405
Water Utilities — 0.1%
American Water Works Co. Inc.			4,400	123,420
Total Utilities				7,122,377
Total Investments before Short-Term Investments (Cost — $131,644,850)				154,267,840

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.8%
Repurchase Agreements — 1.8%
Goldman Sachs & Co., repurchase agreement dated 3/31/11; Proceeds at maturity — $2,751,173; (Fully collateralized by U.S. government agency obligations, 4.000% due 3/16/21; Market value — $2,813,067) (Cost — $2,751,168)	0.060%	4/1/11	$2,751,168	2,751,168
Total Investments — 100.6% (Cost — $134,396,018#)				157,019,008
Liabilities in Excess of Other Assets — (0.6)%				(953,880)
Total Net Assets — 100.0%				$156,065,128

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

March 31, 2011

Assets:
Investments, at value (Cost — $134,396,018)	$157,019,008
Receivable for securities sold	3,707,916
Dividends and interest receivable	260,210
Receivable for Fund shares sold	57,890
Prepaid expenses	18,708
Total Assets	161,063,732

Liabilities:
Payable for securities purchased	4,810,823
Investment management fee payable	80,541
Payable for offering and organization costs	56,635
Payable for Fund shares repurchased	21,595
Trustees’ fees payable	1,072
Distribution fees payable	274
Accrued expenses	27,664
Total Liabilities	4,998,604
Total Net Assets	$156,065,128

Net Assets:
Par value (Note 7)	$108
Paid-in capital in excess of par value	130,580,194
Undistributed net investment income	495,680
Accumulated net realized gain on investments	2,366,156
Net unrealized appreciation on investments	22,622,990
Total Net Assets	$156,065,128

Shares Outstanding:
ClassA	10,482
ClassC	9,020
ClassI	8,333
ClassIS	10,738,576

Net Asset Value:
ClassA (and redemption price)	$14.52
ClassC*	$14.48
ClassI (and redemption price)	$14.50
ClassIS (and redemption price)	$14.50
Maximum Public Offering Price Per Share:
ClassA (based on maximum initial sales charge of 5.75%)	$15.41

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Statement of operations (unaudited)

For the six months ended March 31, 2011

Investment Income:
Dividends	$1,694,803
Interest	1,285
Total Investment Income	1,696,088

Expenses:
Investment management fee (Note 2)	528,244
Offering costs	75,712
Shareholder reports	17,294
Audit and tax	16,529
Trustees’ fees	15,366
Custody fees	12,929
Legal fees	10,899
Registration fees	2,500
Distribution fees (Notes 2 and 5)	730
Transfer agent fees (Note 5)	713
Miscellaneous expenses	5,498
Total Expenses	686,414
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(86,721)
Net Expenses	599,693
Net Investment Income	1,096,395

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain from Investment Transactions	2,403,420
Change in Net Unrealized Appreciation (Depreciation) from Investments	17,997,742
Net Gain on Investments	20,401,162
Increase in Net Assets from Operations	$21,497,557

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended March 31, 2011 (unaudited) and the Period Ended September 30, 2010†	2011	2010†

Operations:
Net investment income	$1,096,395	$179,646
Net realized gain	2,403,420	205,714
Change in net unrealized appreciation (depreciation)	17,997,742	4,625,248
Increase in Net Assets From Operations	21,497,557	5,010,608

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(800,010)	—
Net realized gains	(242,978)	—
Decrease in Net Assets From Distributions to Shareholders	(1,042,988)	—

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	18,960,891	118,106,886
Reinvestment of distributions	1,041,713	—
Cost of shares repurchased	(6,769,857)	(739,682)
Increase in Net Assets From Fund Share Transactions	13,232,747	117,367,204
Increase in Net Assets	33,687,316	122,377,812

Net Assets:
Beginning of period	122,377,812	—
End of period*	$156,065,128	$122,377,812
* Includes undistributed net investment income of:	$495,680	$199,295

†	For the period September 7, 2010 (inception date) to September 30, 2010.

See Notes to Financial Statements.

16	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2011[2]	2010[3]

Net asset value, beginning of period	$12.52	$12.00

Income from operations:
Net investment income	0.07	0.02
Net realized and unrealized gain	1.97	0.50
Total income from operations	2.04	0.52

Less distributions from:
Net investment income	(0.02)	—
Net realized gains	(0.02)	—
Total distributions	(0.04)	—

Net asset value, end of period	$14.52	$12.52
Total return[4]	16.33%	4.33%

Net assets, end of period (000s)	$152	$104

Ratios to average net assets:
Gross expenses[5]	1.45%	2.19%
Net expenses[5,6,7]	1.30	1.27
Net investment income[5]	1.11	1.98

Portfolio turnover rate	22%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2011 (unaudited).

[3]	For the period September 7, 2010 (inception date) to September 30, 2010.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage (except for brokerage commissions paid on purchases and sales of shares of ETFs), interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	17

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2011[2]	2010[3]

Net asset value, beginning of period	$12.52	$12.00

Income from operations:
Net investment income	0.02	0.01
Net realized and unrealized gain	1.96	0.51
Total income from operations	1.98	0.52

Less distributions from:
Net realized gains	(0.02)	—
Total distributions	(0.02)	—

Net asset value, end of period	$14.48	$12.52
Total return[4]	15.86%	4.33%

Net assets, end of period (000s)	$131	$104

Ratios to average net assets:
Gross expenses[5]	2.21%	2.94%
Net expenses[5,6,7]	2.05	2.02
Net investment income[5]	0.35	1.23

Portfolio turnover rate	22%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2011 (unaudited).

[3]	For the period September 7, 2010 (inception date) to September 30, 2010.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage (except for brokerage commissions paid on purchases and sales of shares of ETFs), interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

See Notes to Financial Statements.

18	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2011[2]	2010[3]

Net asset value, beginning of period	$12.53	$12.00

Income from operations:
Net investment income	0.10	0.02
Net realized and unrealized gain	1.95	0.51
Total income from operations	2.05	0.53

Less distributions from:
Net investment income	(0.06)	—
Net realized gains	(0.02)	—
Total distributions	(0.08)	—

Net asset value, end of period	$14.50	$12.53
Total return[4]	16.48%	4.42%

Net assets, end of period (000s)	$121	$105

Ratios to average net assets:
Gross expenses[5]	1.20%	1.94%
Net expenses[5,6,7]	0.95	0.92
Net investment income[5]	1.46	2.33

Portfolio turnover rate	22%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2011 (unaudited).

[3]	For the period September 7, 2010 (inception date) to September 30, 2010.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage (except for brokerage commissions paid on purchases and sales of shares of ETFs), interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	19

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2011[2]	2010[3]

Net asset value, beginning of period	$12.53	$12.00

Income from operations:
Net investment income	0.11	0.02
Net realized and unrealized gain	1.96	0.51
Total income from operations	2.07	0.53

Less distributions from:
Net investment income	(0.08)	—
Net realized gains	(0.02)	—
Total distributions	(0.10)	—

Net asset value, end of period	$14.50	$12.53
Total return[4]	16.60%	4.42%

Net assets, end of period (000s)	$155,661	$122,063

Ratios to average net assets:
Gross expenses[5]	0.97%	1.70%
Net expenses[5,6,7]	0.85	0.82
Net investment income[5]	1.56	2.40

Portfolio turnover rate	22%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2011 (unaudited).

[3]	For the period September 7, 2010 (inception date) to September 30, 2010.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage (except for brokerage commissions paid on purchases and sales of shares of ETFs), interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

See Notes to Financial Statements.

20	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	21

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$154,267,840	—	—	$154,267,840
Short-term investments†	—	$2,751,168	—	2,751,168
Total investments	$154,267,840	$2,751,168	—	$157,019,008

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the

22	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s investment adviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global 90% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Class A, C, I and IS shares did not exceed 1.30%, 2.05%, 0.95% and 0.85%,

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	23

respectively. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2011, the Fund had remaining fee waivers and expense reimbursements subject to recapture by LMPFA and dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires September 30, 2013	$59	$11	$66	$65,500
Expires September 30, 2014	$87	$91	$143	$86,400
Fee waivers/expense reimbursements subject to recapture	$146	$102	$209	$151,900

For the six months ended March 31, 2011, LMPFA did not recapture any fees.

During the six months ended March 31, 2011, fees waived and/or expenses reimbursed amounted to $86,721.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2011, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2011, there were no CDSCs paid to LMIS and its affiliates.

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

24	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2011, Legg Mason and its affiliates owned 99.97% of the Fund.

3. Investments

During the six months ended March 31, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$42,762,971
Sales	29,895,073

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,042,860
Gross unrealized depreciation	(419,870)
Net unrealized appreciation	$22,622,990

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended March 31, 2011, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of Class C shares. Service and distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2011, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class A	$145	$131
Class C	585	135
Class I	—	130
Class IS	—	317
Total	$730	$713

Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report	25

For the six months ended March 31, 2011, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class A	$87
Class C	91
Class I	143
Class IS	86,400
Total	$86,721

6. Distributions to shareholders by class

	Six Months Ended March 31, 2011	Period Ended September 30, 2010†
Net Investment Income:
Class A	$141	—
Class C	—	—
Class I	537	—
Class IS	799,332	—
Total	$800,010	—

Net Realized Gains:
Class A	$199	—
Class C	199	—
Class I	199	—
Class IS	242,381	—
Total	$242,978	—

†	For the period September 7, 2010 (inception date) to September 30, 2010.

7. Shares of beneficial interest

At March 31, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

26	Legg Mason BW Diversified Large Cap Value Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2011		Period Ended September 30, 2010†
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,149	$30,478	8,333	$100,000
Net increase	2,149	$30,478	8,333	$100,000

Class C
Shares sold	687	$9,386	8,333	$100,000
Net increase	687	$9,386	8,333	$100,000

Class I
Shares sold	—	—	8,333	$100,000
Net increase	—	—	8,333	$100,000

Class IS
Shares sold	1,418,515	$18,921,027	9,802,467	$117,806,886
Shares issued on reinvestment	77,215	1,041,713	—	—
Shares repurchased	(500,243)	(6,769,857)	(59,378)	(739,682)
Net Increase	995,487	$13,192,883	9,743,089	$117,067,204

†	For the period September 7, 2010 (inception date) to September 30, 2010.

8. Line of credit

Effective March 3, 2011, the Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on March 1, 2012. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the period ended March 31, 2011.

9. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending September 30, 2012.

Legg Mason BW

Diversified Large Cap Value Fund

Trustees

Mark R. Fetting

Chairman

R. Jay Gerken, CFA

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data

Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Diversified Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Diversified Large Cap Value Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Diversified Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013521 5/11 SR11-1358

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Assistant Secretary at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn.: Fund Assistant Secretary.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	May 27, 2011

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer

Date:	May 27, 2011